Information by business segment and by geographic area - Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Information by business segment and by geographic area
Net operating revenue	$ 16,675	$ 7,518	$ 29,320	$ 14,487
Cost of goods sold and services rendered	(5,005)	(3,478)	(8,944)	(7,027)
Sales, administrative and other operating expenses	(382)	(477)	(605)	(796)
Research and evaluation expenses	(141)	(90)	(241)	(185)
Pre operating and operational stoppage	(152)	(179)	(263)	(378)
Dividends received and interest from associates and joint ventures	43	77	121	152
Total of continuing operations Adjusted EBITDA	11,038	3,371	19,388	6,253
EBITDA	11,038	3,371	19,388	6,253
Total Segment [Member]
Information by business segment and by geographic area
Net operating revenue	16,675	7,518	29,320	14,487
Cost of goods sold and services rendered	(5,005)	(3,478)	(8,944)	(7,027)
Sales, administrative and other operating expenses	(181)	(262)	(287)	(422)
Research and evaluation expenses	(141)	(90)	(241)	(185)
Pre operating and operational stoppage	(152)	(179)	(263)	(378)
Dividends received and interest from associates and joint ventures	43	77	121	152
Total of continuing operations Adjusted EBITDA	11,239	3,586	19,706	6,627
EBITDA	11,239	3,586	19,706	6,627
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	14,297	5,895	24,802	11,191
Cost of goods sold and services rendered	(3,446)	(2,214)	(6,005)	(4,429)
Sales, administrative and other operating expenses	(59)	(56)	(51)	(70)
Research and evaluation expenses	(44)	(27)	(78)	(52)
Pre operating and operational stoppage	(91)	(149)	(200)	(344)
Dividends received and interest from associates and joint ventures	22	53	22	53
Total of continuing operations Adjusted EBITDA	10,679	3,502	18,490	6,349
EBITDA	10,679	3,502	18,490	6,349
Ferrous minerals | Iron ore
Information by business segment and by geographic area
Net operating revenue	12,200	4,852	21,354	9,163
Cost of goods sold and services rendered	(2,816)	(1,739)	(4,903)	(3,422)
Sales, administrative and other operating expenses	(61)	(59)	(83)	(84)
Research and evaluation expenses	(43)	(25)	(76)	(48)
Pre operating and operational stoppage	(74)	(122)	(166)	(291)
Total of continuing operations Adjusted EBITDA	9,206	2,907	16,126	5,318
EBITDA	9,206	2,907	16,126	5,318
Ferrous minerals | Iron ore Pellets
Information by business segment and by geographic area
Net operating revenue	1,947	900	3,155	1,752
Cost of goods sold and services rendered	(520)	(377)	(903)	(789)
Sales, administrative and other operating expenses	2	2	31	12
Research and evaluation expenses		(1)	(1)	(2)
Pre operating and operational stoppage	(13)	(17)	(26)	(42)
Dividends received and interest from associates and joint ventures	22	53	22	53
Total of continuing operations Adjusted EBITDA	1,438	560	2,278	984
EBITDA	1,438	560	2,278	984
Ferrous minerals | Ferroalloys and manganese
Information by business segment and by geographic area
Net operating revenue	52	68	98	114
Cost of goods sold and services rendered	(39)	(42)	(62)	(91)
Sales, administrative and other operating expenses	(1)		(2)
Research and evaluation expenses		(1)		(1)
Pre operating and operational stoppage	(4)	(10)	(8)	(11)
Total of continuing operations Adjusted EBITDA	8	15	26	11
EBITDA	8	15	26	11
Ferrous minerals | Other ferrous products and services
Information by business segment and by geographic area
Net operating revenue	98	75	195	162
Cost of goods sold and services rendered	(71)	(56)	(137)	(127)
Sales, administrative and other operating expenses	1	1	3	2
Research and evaluation expenses	(1)		(1)	(1)
Total of continuing operations Adjusted EBITDA	27	20	60	36
EBITDA	27	20	60	36
Base metals
Information by business segment and by geographic area
Net operating revenue	2,180	1,414	4,168	2,753
Cost of goods sold and services rendered	(1,188)	(731)	(2,125)	(1,466)
Sales, administrative and other operating expenses	(26)	(19)	(36)	(37)
Research and evaluation expenses	(39)	(24)	(68)	(54)
Pre operating and operational stoppage	(61)	(29)	(62)	(29)
Total of continuing operations Adjusted EBITDA	866	611	1,877	1,167
EBITDA	866	611	1,877	1,167
Base metals | Nickel and other products
Information by business segment and by geographic area
Net operating revenue	1,492	891	2,926	1,847
Cost of goods sold and services rendered	(959)	(546)	(1,730)	(1,074)
Sales, administrative and other operating expenses	(25)	(16)	(35)	(35)
Research and evaluation expenses	(18)	(9)	(29)	(22)
Pre operating and operational stoppage	(60)	(29)	(60)	(29)
Total of continuing operations Adjusted EBITDA	430	291	1,072	687
EBITDA	430	291	1,072	687
Base metals | Copper
Information by business segment and by geographic area
Net operating revenue	688	523	1,242	906
Cost of goods sold and services rendered	(229)	(185)	(395)	(392)
Sales, administrative and other operating expenses	(1)	(3)	(1)	(2)
Research and evaluation expenses	(21)	(15)	(39)	(32)
Pre operating and operational stoppage	(1)		(2)
Total of continuing operations Adjusted EBITDA	436	320	805	480
EBITDA	436	320	805	480
Coal
Information by business segment and by geographic area
Net operating revenue	161	94	253	242
Cost of goods sold and services rendered	(323)	(361)	(652)	(735)
Sales, administrative and other operating expenses		3	2	5
Research and evaluation expenses	(2)	(5)	(4)	(14)
Dividends received and interest from associates and joint ventures			78	75
Total of continuing operations Adjusted EBITDA	(164)	(269)	(323)	(427)
EBITDA	(164)	(269)	(323)	(427)
Others
Information by business segment and by geographic area
Net operating revenue	37	115	97	301
Cost of goods sold and services rendered	(48)	(172)	(162)	(397)
Sales, administrative and other operating expenses	(96)	(190)	(202)	(320)
Research and evaluation expenses	(56)	(34)	(91)	(65)
Pre operating and operational stoppage		(1)	(1)	(5)
Dividends received and interest from associates and joint ventures	21	24	21	24
Total of continuing operations Adjusted EBITDA	(142)	(258)	(338)	(462)
EBITDA	(142)	(258)	(338)	(462)
Brumadinho event
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(185)	(130)	(300)	(289)
Total of continuing operations Adjusted EBITDA	(185)	(130)	(300)	(289)
EBITDA	(185)	(130)	(300)	(289)
COVID-19
Information by business segment and by geographic area
Sales, administrative and other operating expenses	(16)	(85)	(18)	(85)
Total of continuing operations Adjusted EBITDA	(16)	(85)	(18)	(85)
EBITDA	$ (16)	(85)	(18)	(85)
Reclassification of VNC to others
Information by business segment and by geographic area
Net operating revenue		57	4	145
Total of continuing operations Adjusted EBITDA		48	65	94
EBITDA		$ 48	$ 65	$ 94